EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS
Schedule of share-based payments

	December 31,
	2019	2018
	U.S. dollars in thousands
Presented as part of current liabilities:
Short-term employee benefits	$352	$222

Presented as part of non-current liabilities:
Recognized liability for defined benefit plan, net	$260	$159

Schedule of movement in net liabilities defined benefit plans

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands
Balance at beginning of year	$159	$310
Expense recognized in the statements of operations:
Current service costs and interest costs	22	29
Recognized gains (losses) including other:
Actuarial gains (losses) carried to other comprehensive income	94	(166)
Other movements:
Benefits paid	(11)	(5)
Deposits made by the Group	(4)	(9)
Balance at end of year	$260	$159

Schedule of expenses recognized in statements of operations

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands
Current service costs	$4	$16
Interest costs	5	7
Transfer of profits to benefits	43	28
Total	$52	$51

Schedule of principal actuarial assumptions

	December 31,
	2019	2018	2017
	%	%	%
Discount rate at the end of the year	2.62	3.82	2.74
Future salary growth	3.00	3.00	3.27